Acquisitions (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Acquisitions [Abstract]
Revenue	$ 808,563	$ 828,468
Total expenses	2,018,823	2,812,833
Net loss	$ (1,210,260)	$ (1,984,365)
Net loss per common share, basic and diluted	$ (0.12)	$ (0.27)